Citigroup Mortgage Loan Trust 2025-INV1 ABS-15G

Exhibit 99.1 - Schedule 4(b)

Amortization Type
Appraisal Age
Appraisal Value at Origination
ATR Exempt
City
CO Borrower Original FICO Score
Documentation Type Place Holder
First Payment Date of Loan
First Rate Adjustment Date ARMs
Gross Margin
Guideline Name
Index
Initial Interest Rate Cap Change Down
Initial Interest Rate Cap Change Up
Last Name
Leasehold Flag (Y/N)
Lien Position
Lifetime Maximum Rate Ceiling
Lifetime Minimum Rate Floor
Loan Purpose
Maturity Date
Mortgage Insurance
Mortgage Insurance Company Name
Mortgage Insurance Percent
Most Recent FICO Date
Occupancy
Original Amortization Term
Original Interest Only Flag
Original Interest Rate
Original Loan Amount
Original PI
Original Property Valuation Date
Original Term to Maturity
Postal Code
Prepayment Penalty Flag Y N
Property Type
Rate Frequency
Sales Price
State
Subsequent Interest Rate Change Down
Subsequent Interest Rate Change Up
TILA Status Loan Designation